SHORT-TERM AND LONG-TERM LOANS - Long-term loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CONVERTIBLE SENIOR NOTES
Long-term loans	$ 165,789	$ 183,673
Long-term loan 1
CONVERTIBLE SENIOR NOTES
Long-term loans	5,115	7,499
Long-term loan 2
CONVERTIBLE SENIOR NOTES
Long-term loans	14,182	18,233
Long-term loan 3
CONVERTIBLE SENIOR NOTES
Long-term loans	28,755	33,039
Long-term loan 4
CONVERTIBLE SENIOR NOTES
Long-term loans	37,561	39,533
Long-term loan 5
CONVERTIBLE SENIOR NOTES
Long-term loans	$ 80,176	$ 85,369